Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class shares Prospectus (the "Prospectus")
dated May 1, 2021
On May 27, 2021, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of Voya Large Cap Growth Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified" and to approve manager-of-managers relief ("MOM" relief). A proxy statement detailing the proposed changes to the Portfolio's diversification classification and MOM relief was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposed changes to the Portfolio's diversification classification and MOM relief at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's Prospectus is revised as follows:
1.The section entitled "Principal Investment Strategies" of the Portfolio's Prospectus is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Portfolio's Prospectus is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.

Voya Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST Voya Large Cap Growth Portfolio (the "Portfolio")
Supplement dated October 7, 2021
to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class shares Prospectus (the "Prospectus")
dated May 1, 2021
On May 27, 2021, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of Voya Large Cap Growth Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified" and to approve manager-of-managers relief ("MOM" relief). A proxy statement detailing the proposed changes to the Portfolio's diversification classification and MOM relief was mailed to the Portfolio's shareholders on or about August 9, 2021. Shareholders approved the proposed changes to the Portfolio's diversification classification and MOM relief at a shareholder meeting held on October 7, 2021.
Effective immediately, the Portfolio's Prospectus is revised as follows:
1.The section entitled "Principal Investment Strategies" of the Portfolio's Prospectus is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled "Principal Risks" of the Portfolio's Prospectus is hereby revised to include the following risk:
Issuer Non-Diversification: A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.